UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha,   NE

 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Drive Suite 110 Hauppauge, NY 117877

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

8/31

Date of reporting period:  11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Hundredfold Select Equity Fund
Schedule of Investments (Unaudited)
November 30, 2012

Shares			Value	Shares			Value
		EXCHANGE TRADED FUNDS - 46.9%			SHORT-TERM INVESTMENTS - 67.2%
		EQUITY FUND - 46.9%			MONEY MARKET FUND - 67.2%
20,600		Guggenheim Timber ETF	$ 401,698	5,023,008	Fidelity Institutional Money Market Funds - Money Market Portfolio 0.00% +
18,000		iShares MSCI Emerging Markets Index Fund	752,400				$ 5,023,008
2,900		iShares Nasdaq Biotechnology Index Fund	402,375		TOTAL SHORT-TERM INVESTMENTS (Cost - $5,023,008) ^
15,700		iShares Dow Jones US Telecommunications Sector Index Fund	374,916
19,400		iShares Dow Jones US Home Construction Index Fund	397,700		TOTAL INVESTMENTS - 114.1% (Cost - $8,502,659)		$ 8,527,857
7,600		Market Vectors Agribusiness ETF	396,492		OTHER ASSETS LESS LIABILITIES - (14.1) %		(1,057,259)
10,200		Materials Select Sector SPDR Fund	374,340		NET ASSETS - 100.0%		$ 7,470,598
6,400		SPDR S&P Retail ETF	404,928
		TOTAL EXCHANGE TRADED FUNDS (Cost - $3,479,651)	3,504,849

	*	Non-income producing security.
	+	Variable rate security; the rate shown represents the rate at November 30, 2012.
	^

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (excluding the value of futures positions) is $8,526,656 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

						Unrealized Appreciation:	$ 7,359
						Unrealized Depreciation:	(6,158)
						Net Unrealized Appreciation:	$ 1,201

Hundredfold Select Equity Fund
Future Contracts

No. of Contracts		Name			Expiration	Notional Value at November 30, 2012	Unrealized Gain/(Loss)
14		Nasdaq 100 E-Mini			December-12	$ 749,210	$ 3,080
16		S&P Midcap 400 E-Mini			December-12	1,599,040	8,150
		Totals				$ 2,348,250	$ 11,230

Hundredfold Select Global Fund
Schedule of Investments (Unaudited)
November 30, 2012

Shares			Value	Shares			Value
		EXCHANGE TRADED FUNDS - 76.6%			SHORT-TERM INVESTMENTS - 76.7%
		EQUITY FUND - 76.6%			MONEY MARKET FUND - 76.7%
11,200		iShares FTSE EPRA/NAREIT Developed Real Estate ex-US Index Fund	$ 365,008	5,616,639	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.00% +
29,000		iShares MSCI EAFE Index Fund	1,597,610
57,500		iShares MSCI Emerging Markets Index Fund	2,403,500		TOTAL SHORT-TERM INVESTMENTS (Cost - $5,616,639)		$ 5,616,639
21,600		iShares MSCI Hong Kong Index Fund	412,776		.
9,500		iShares S&P Asia 50 Index Fund	438,900		TOTAL INVESTMENTS - 153.3% (Cost - $11,197,324)		$ 11,230,108
9,500		iShares S&P Latin America 40 Index Fund	395,675		OTHER ASSETS LESS LIABILITIES - (53.3) %		(3,905,244)
		TOTAL EXCHANGE TRADED FUNDS (Cost - $5,580,685)			NET ASSETS - 100.0%		$ 7,324,864
			5,613,469

	+	Variable rate security; the rate shown represents the rate at November 30, 2012.
	^

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (excluding the value of futures and swaps positions) is $11,233,090 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

						Unrealized Appreciation:	$ 35,762
						Unrealized Depreciation:	(38,744)
						Net Unrealized Depreciation:	$ (2,982)

Hundredfold Select Global Fund
Future Contracts

No. of Contracts		Name			Expiration	Notional Value at November 30, 2012	Unrealized Gain/(Loss)
16		Nasdaq 100 E-Mini			December-12	$ 856,240	$ 26,320

Hundredfold Select Alternative Fund
Schedule of Investments (Unaudited)
November 30, 2012

Shares			Value	Shares				Value
		MUTUAL FUNDS - 67.1%			SHORT-TERM INVESTMENTS - 24.1%
		ASSET ALLOCATION FUND - 13.5%			MONEY MARKET FUND - 24.1%
155,331		Nuveen Tactical Market Oppurtunities Fund	$ 1,753,689	27,340,509	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.00% +			$ 27,340,509
1,195,022		River North DoubleLine Strategic Income Fund	13,551,545
			15,305,234		TOTAL SHORT-TERM INVESTMENTS (Cost - $ 27,340,509)
		DEBT FUND - 53.6%
577,777		DoubleLine Total Return Bond Fund	6,563,546		TOTAL INVESTMENTS - 91.2% (Cost - $102,546,396) ^			$ 103,529,199
616,062		Eaton Vance Floating-Rate Fund	5,606,161		OTHER ASSETS LESS LIABILITIES - 8.8%			10,053,545
617,420		Forward Long/Short Credit Analysis Fund	5,643,219		NET ASSETS - 100.0%			$ 113,582,744
772,349		MainStay High Yield Municipal Bond Fund	9,384,040
634,027		Nuveen High Yield Municipal Bond Fund	11,044,754		+		Variable rate security; the rate shown represents the rate at November 30, 2012.
2,086,796		PIMCO High Yield Spectrum Fund	22,641,736		^		Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
			60,883,456		$102,547,595 (excluding the value of futures and swaps positions) is and differs from market
					value by net unrealized appreciation (depreciation) of securities as follows:
		TOTAL MUTUAL FUNDS (Cost - $75,205,887)	76,188,690				Unrealized Appreciation:	$ 981,604
							Unrealized Depreciation:	-
							Net Unrealized Appreciation:	$ 981,604

Hundredfold Select Alternative Fund
Long Equity Swap Contracts
								Unrealized Appreciation/ (Depreciation)
			Number of Shares	Notional Value at November 30, 2012		Termination Date
Reference Entity					Interest Rate Payable(1)		Counterparty
PIMCO ETF Trust Total Return Exchange Fund			103,000	$ 11,343,390	1-Mth USD_LIBOR plus 30 bps	12/9/2013	CS	$ 61,578
iShares MSCI Emerging Markets Index Fund			136,000	5,684,800	1-Mth USD_LIBOR plus 30 bps	12/9/2013	CS	35,360
iShares J.P. Morgan USD Emerging Markets Bond Fund			46,000	5,645,120	1-Mth USD_LIBOR plus 30 bps	12/9/2013	CS	6,937
iShares iBoxx $ High Yield Corporate Bond Fund			146,000	13,585,300	1-Mth USD_LIBOR plus 30 bps	12/9/2013	CS	157,780
SPDR Barclays Capital High Yield Bond ETF			336,000	13,628,160	1-Mth USD_LIBOR plus 30 bps	12/9/2013	CS	168,637
Totals				$ 49,886,770				$ 430,292

		CS- Credit Suisse Capital, LLC
	(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Hundredfold Select Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Futures are valued based on their daily settlement value.  Equity swaps are valued at the last reported sales price of the reference Entity.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor and/or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor and/or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2012 for each Fund’s assets and liabilities measured at fair value:

Hundredfold Select Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012
SELECT EQUITY
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 3,504,849	$ -	$ -	$ 3,504,849
Money Market	5,023,008	-	-	5,023,008
Total Investments	8,527,857			8,527,857
Derivative
Futures Contracts	11,230	-	-	11,230
Total Derivative	11,230	-	-	11,230
Total	$ 8,539,087	$ -	$ -	$ 8,539,087

SELECT GLOBAL
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Fund	$ 5,613,469	$ -	$ -	$ 5,613,469
Money Market	5,616,639	-	-	5,616,639
Total Investments	11,230,108			11,230,108
Derivative
Futures Contracts	26,320	-	-	26,320
Total Derivative	26,320	-	-	$ 26,320
Total	$ 11,256,428	$ -	$ -	$ 11,256,428

SELECT ALTERNATIVE
Assets	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$ 76,188,690	$ -	$ -	$ 76,188,690
Money Market Fund	27,340,509	-	-	27,340,509
Total Investments	103,529,199	-	-	103,529,199
Derivative
Open Swaps	-	430,292	-	430,292
Total Derivative	-	430,292	-	430,292
Total	$ 103,529,199	$ 430,292	$ -	$ 103,959,491

The Fund's did not hold any Level 3 securities during the year.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector).

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Hundredfold Select Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index. The Funds collateralize swap agreements with cash and certain securities of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

The following is a summary of the equity risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each Fund as of November 30, 2012:
	Unrealized Appreciation/ (Depreciation)
	Equity Risk	Credit Risk
Select Equity
Futures	$ 11,230	$ -
Select Global
Futures	26,320	-
Select Alternative
Swaps	35,360	394,931

Underlying Investments in other Investment Companies - The Funds currently invests a portion of its assets in Fidelity Institutional Money Market Funds Government Portfolio .  The Funds may redeem its investments at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the  Fidelity Institutional Money Market Funds Government Portfolio .  The financial statements of the Fidelity Institutional Money Market Funds Government Portfolio including the portfolio of investments, can be found at the Funds website, www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of November 30, 2012, the percentage of Hudredfold Select Equity Fund,  Hundrefold Select Global Fund and  Hundredfold Select Global Fund  net assets invested in the Fidelity Institutional Money Market Portfolio, was 67.2%, 76.7% and 24.1%, respectively.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

1/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

1/29/13

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

1/29/13